STOCK-BASED COMPENSATION - CEO Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 4,583,632		$ 4,583,632
CEO Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 4,583,632	$ 0	$ 4,583,632	$ 0